S-K 1604(a)(3) De-SPAC Forepart, Compensation	Oct. 28, 2026
De-SPAC Forepart, Sponsor Compensation [Line Items]
De-SPAC, Compensation, Prospectus Summary [Table Text Block]

Set forth below is a summary of the amount of compensation and securities received, to be received or that may be received by the Sponsor, Inflection Point Fund, their respective affiliates and Inflection Point’s directors, officers and their respective affiliates in connection with the Business Combination and related transactions.

Entity/Individual	Amount of Compensation to be Received or Securities Issued or to be Issued	Consideration Paid or to be Paid, or Services Provided
Columbus Circle 2 Sponsor Corporation LLC	7,666,667 shares of New Elroy Air Common Stock upon conversion of 7,666,667 Inflection Point Class A Ordinary Shares received upon conversion of 7,666,667 Inflection Point Class B Shares in the Sponsor Share Conversion(1)(2)	$25,000
	265,000 shares of New Elroy Air Common Stock upon conversion of Inflection Point Class A Shares underlying 265,000 Private Placement Units(3) 88,333 New Elroy Air Warrants upon conversion of 88,333 Inflection Point Warrants underlying 265,000 Private Placement Units(3)	$2,650,000
Inflection Point Fund I, LP

A number of shares of Series A Preferred Stock equal to the quotient, rounded up to the nearest whole share, of (i) the total outstanding principal and accrued and unpaid interest on the Pre-Funded Convertible Note as of one day prior to Closing, divided by $12.00, as may be adjusted pursuant to the terms and conditions of such Pre-Funded Convertible Note (approximately 3,272,417 shares of Series A Preferred Stock taking into account accrued interest through December 1, 2026; such number of shares of Series A Preferred Stock may increase prior to Closing due to additional accrued interest after such date), and a New Elroy Air Series A Warrant exercisable for 3,133,333 shares of New Elroy Air Common Stock

		Exchange of Pre-Funded Convertible Note and a Pre-Funded Warrant, which Pre-Funded Convertible Note and Pre-Funded Warrant were acquired for an aggregate purchase price of approximately $32.0 million
	3,000,000 shares of New Elroy Air Common Stock, or approximately 39.1%, of the shares of New Elroy Air Common Stock that will be received by the Sponsor upon conversion of Founder Shares	Services in connection with identifying, investigating, negotiating, and consummating the Business Combination

40,000 shares of New Elroy Air Common Stock upon conversion of Inflection Point Class A Shares underlying 40,000 Private Placement Units

13,334 New Elroy Air Warrants upon conversion of 13,334 Inflection Point Warrants underlying 40,000 Private Placement Units

		Services in connection with identifying, investigating, negotiating, and consummating the Business Combination
Cohen & Company Capital Markets, a division of Cohen & Company Securities, LLC	$3,600,000 as an underwriting fee in connection with the IPO, which amount was used to purchase 360,000 Private Placement Units	Underwriting fee in connection with the IPO

360,000 shares of New Elroy Air Common Stock upon conversion of Inflection Point Class A Shares underlying 360,000 Private Placement Units(4)

120,000 New Elroy Air Warrants upon conversion of 120,000 Inflection Point Warrants underlying 360,000 Private Placement Units(4)

		360,000 Private Placement Units purchased using $3,600,000 received as an underwriting fee in connection with the IPO
Entity/Individual	Amount of Compensation to be Received or Securities Issued or to be Issued	Consideration Paid or to be Paid, or Services Provided

A cash fee upon the consummation of the Business Combination or another initial business combination of up to $7,840,000, consisting of (i) an amount equal to 3.2% of the gross proceeds from the sale of 20,000,000 Inflection Point Units in the IPO remaining in the Trust Account following Redemption (up to $6,400,000), and (ii) 4.8% of the gross proceeds from the sale of 3,000,000 Inflection Point Units pursuant to the overallotment in the Company’s IPO remaining in the Trust Account following Redemption (up to $1,440,000)

Services pursuant to the Business Combination Marketing Agreement
	A cash fee upon the consummation of the Business Combination of $2,500,000	Services as a joint financial advisor to Inflection Point in connection with the Business Combination
	A cash fee upon the consummation of the Business Combination and the Closing PIPE Investment of $1,500,000	Services as co-placement agent in connection with the Closing PIPE Investment
Michael Blitzer	729,130, or approximately 9.5%, of the shares of New Elroy Air Common Stock that will be received by the Sponsor upon conversion of Founder Shares	Services in connection with identifying, investigating, negotiating, and consummating the Business Combination
Gary Quin	250,259, or approximately 3.3%, of the shares of New Elroy Air Common Stock that will be received by the Sponsor upon conversion of Founder Shares	Services in connection with identifying, investigating, negotiating, and consummating the Business Combination
Kevin Shannon	243,043, or approximately 3.2%, of the shares of New Elroy Air Common Stock that will be received by the Sponsor upon conversion of Founder Shares	Services in connection with identifying, investigating, negotiating, and consummating the Business Combination
Cohen & Company, LLC	$10,000 per month	Office space, administrative and shared personnel support services
Sponsor, Officers, and Directors, or our or their affiliates

Payment of consulting, success, or finder fees to independent directors or their respective affiliates in connection with the consummation of the Business Combination or another initial business combination

Any services in order to effectuate the completion of an initial business combination
	Reimbursement for any out-of-pocket expenses related to identifying, investigating, and completing an initial business combination	Services in connection with identifying, investigating, negotiating, and consummating the Business Combination
	Private placement units into which up to $1,500,000 in working capital loans may be convertible at a price of $10.00 per unit at the option of the lender	Working capital loans to finance transaction costs in connection with an initial business combination

De-SPAC, Compensation, Prospectus Summary, Footnotes [Text Block]

(1)      Each independent director of Inflection Point holds membership interests reflecting indirect interests in 25,000 Founder Shares.

(2)      In consideration for the Closing PIPE Investor’s Closing PIPE Investment, the Sponsor will transfer 501,649 shares of New Elroy Air Common Stock issued upon conversion of Founder Shares to the Closing PIPE Investor upon Closing.

(3)      In consideration for the Closing PIPE Investor’s Closing PIPE Investment, the Sponsor will transfer 88,351 shares of New Elroy Air Common Stock upon conversion of Inflection Point Class A Shares underlying Private Placement Units and 29,450 New Elroy Air Warrants upon conversion of 29,450 Inflection Point Warrants underlying Private Placement Units to the Closing PIPE Investor upon Closing.

(4)      In consideration for the Closing PIPE Investor’s Closing PIPE Investment, CCM will transfer 360,000 shares of New Elroy Air Common Stock upon conversion of Inflection Point Class A Shares underlying Private Placement Units and 120,000 New Elroy Air Warrants upon conversion of 120,000 Inflection Point Warrants underlying Private Placement Units to the Closing PIPE Investor upon Closing.

De-SPAC, Background, Prospectus Summary [Text Block]

Background of the Business Combination

Inflection Point is a special purpose acquisition company that was incorporated as a Cayman Islands exempted company for the purpose of effecting a merger, share exchange, asset acquisition, share purchase, reorganization or similar business combination with one or more businesses. The terms of the Business Combination are the result of extensive negotiations among representatives of Inflection Point and Elroy Air. The following is a description of the background of these negotiations and the resulting terms of the Business Combination.

Prior to the execution of the Business Combination Agreement, Inflection Point had evaluated numerous potential business combination opportunities across a variety of industries. Between March 24, 2026, and May 27, 2026, Inflection Point and its advisors reviewed approximately 12 potential acquisition opportunities, entered into approximately 6 non-disclosure agreements with prospective targets (including Elroy Air), and conducted active discussions with approximately 5 companies. On May 22, 2026, Inflection Point delivered a draft letter of intent to one other potential business combination candidate. Inflection Point ultimately determined not to proceed with any of these opportunities because the parties were unable to agree on transaction terms, competing transaction processes prevailed, or the opportunities no longer satisfied Inflection Point’s investment criteria.

The following chronology summarizes the principal meetings and events that resulted in the execution of the Letter of Intent, Business Combination Agreement and related transaction documents with Elroy Air. It does not purport to catalogue every discussion among representatives of Inflection Point, Elroy and their respective advisors.

On April 1, 2026, Barclays, Elroy Air’s financial and capital markets advisor, sent an email to IPAM introducing Michael Blitzer, Chief Investment Officer of IPAM and now Chairman of the board of directors of Inflection Point (the “Inflection Point Board”) to Andrew Clare, Chief Executive Officer of Elroy Air. On April 3, 2026, IPFX, a special purpose acquisition company formed and managed by Kevin Shannon, portfolio manager of IPAM and now Chief Executive Officer of Inflection Point, and Michael Blitzer, and Elroy Air entered into a non-disclosure agreement. That same day, Andrew Clare participated in an introductory management call with Mr. Shannon. Representatives of Elroy Air provided an overview of the company’s autonomous cargo aircraft platform, commercial strategy, government programs, competitive positioning and anticipated capital requirements.

On April 8, 2026, Dr. Clare, David Merrill, Founder and Executive Chairman of Elroy Air, Alvin Oswandy, Head of Strategic Finance of Elroy Air, and representatives of Barclays, Elroy Air’s financial and capital markets advisor, held an introductory meeting with Messrs. Blitzer and Shannon. During the meeting, Mr. Blitzer was introduced to Elroy Air’s management team and the parties discussed Elroy Air’s business, growth strategy, anticipated financing needs, and potential transaction structure.

On April 9, 2026, representatives of Barclays held a follow-up discussion with Messrs. Shannon and Dylan Chan, Chief of Staff of IPFX, regarding the anticipated transaction process, valuation considerations, publicly traded comparable companies and prior de-SPAC precedents that could serve as reference points in evaluating a potential business combination.

Following these introductory discussions, representatives of IPFX and Elroy Air continued their diligence efforts while simultaneously beginning negotiations regarding the principal commercial terms of a potential transaction.

On April 16, 2026, IPFX submitted an initial draft letter of intent to Elroy Air. The proposed letter of intent contemplated, among other principal terms, (i) a total pre-money equity value of Elroy Air of $800 million, (ii) a targeted PIPE of $150 million, with terms to be agreed based on investor feedback, but expected to be consistent with those in PIPEs raised in connection with the business combinations of prior IPAM-affiliated special purpose acquisition companies, and to include a $30 million component that would fund at signing of the definitive agreement for the Business Combination, (iii) a six month lock-up on the founder shares and equity received by Elroy Air’s existing equityholders, (iv) a post-closing board in a size to be mutually agreed, but with two directors designated by IPFX and (v) customary exclusivity provisions for a period of 60 days.

On April 17, 2026, at the request of Elroy Air, representatives of Barclays returned a markup of the proposed letter of intent reflecting Elroy Air’s comments. The principal revisions were (i) the addition of an early release to the six-month lock-up if the combined company’s stock traded at or above a volume-weighted average price of $11.50 per share for 20 trading days during any 30-trading day period, (ii) the addition of a 30 million share earnout for Elroy Air’s existing equityholders, with 10 million shares vesting upon the combined company’s stock trading at or above a volume-weighted average price of $12.00 per share, an additional 10 million shares vesting upon the combined company’s stock trading at or above a volume-weighted average price of $14.00 per share and the remaining 10 million shares vesting upon the combined company’s stock trading at or above a volume-weighted average price of $16.00 per share, in each case for 20 trading days during any 30-trading day period during a four-year earnout period beginning on the first anniversary closing date, (iii) the addition of a mechanism to subject up to 50% of the Founder Shares to vesting or forfeiture if available cash upon closing was less than $150 million, with vesting based on the same share-price triggers over a six-year period beginning on the first anniversary of the closing date, (iv) the addition of a closing condition that there be at least $150 million of available cash from the SPAC (including any pre-funded component of the PIPE) at closing, (v) reducing the number of directors to be designated by IPFX to one and (vi) reducing the exclusivity period to 45 days.

Between April 17, 2026 and April 20, 2026, representatives of IPFX, Elroy Air and Barclays negotiated the principal commercial terms of the proposed transaction. These discussions focused on the size and structure of the earnout, the amount of the affiliated prefunded PIPE commitment, the methodology for calculating the pre-money equity capitalization, and other key economic terms.

On April 20, 2026, IPFX submitted an updated draft letter of intent reflecting a reduction in the proposed earnout and revisions to the affiliated prefunded PIPE commitment. In particular, the updated draft letter of intent reflected (i) modifying the early release applicable to the six-month lock-up to be triggered if the combined company’s stock traded at or above a volume-weighted average price of $12.00 per share for 20 trading days during any 30-trading day period, (ii) affiliated funds of IPAM backstopping a minimum of $25 million of the prefunded component of the PIPE, (iii) reducing the earnout to 8 million shares, with 4 million shares vesting upon the combined company’s stock trading at or above a volume-weighted average price of $20.00 per share and the remaining 4 million shares vesting upon satisfaction of a 2027 organic revenue threshold to be mutually agreed, (iv) removal of the proposed vesting or forfeiture mechanism for the Founder Shares and (v) removal of the proposed minimum cash condition.

On April 21, 2026, representatives of Elroy Air proposed that the aggregate earnout be increased to ten million shares to align with similarly sized precedent transactions. Following additional negotiations later that day, the parties tentatively agreed to a ten million share earnout comprised equally of revenue-based performance milestones and stock price hurdles at $15.00 and $20.00 per share. The parties also tentatively agreed that the pre-money equity share count would be determined by dividing the agreed pre-money equity value by the redemption price.

On April 22, 2026, at the request of Elroy Air, representatives of Barclays sent a revised draft of the letter of intent reflecting such terms to IPFX and White & Case. Also on April 22, 2026, Mr. Shannon advised representatives of Barclays that IPFX was likely to sign an LOI with another target, but that the IPAM team remained excited about leading a business combination with Elroy Air through a publicly-traded existing special purpose acquisition company to be identified that the IPAM team would either take over or partner with.

On April 24, 2026, representatives of Barclays and IPAM discussed the anticipated PIPE financing process, including prospective investors, target prefunding amounts and transaction timing. Later that day, White & Case LLP (“White & Case”), counsel to IPAM and now Inflection Point, circulated a revised draft of the letter of intent clarifying that the transaction would be completed through an existing publicly-traded special purpose acquisition company that the IPAM team would take over or partner with rather than through IPFX, as contemplated in prior drafts of the letter of intent.

On April 27, 2026, representatives of Elroy Air and Barclays participated in a PIPE presentation dry run with representatives of IPAM. Later that day, at the request of Elroy Air, Barclays returned an additional markup of the draft letter of intent that (i) requested the special purpose acquisition company bear responsibility for applicable antitrust and SEC filing fees, (ii) proposed a classified board, (iii) provided additional detail regarding the anticipated long-term incentive plan, including a 12% initial pool with a 5% evergreen feature and (iv) provided for mutual exclusivity.

On April 28, 2026, Mr. Shannon provided feedback to representatives of Barclays on the last draft of the letter of intent, noting among other things, that the antitrust and SEC filing fees should be split 50/50 and that, because the letter of intent was with Inflection Point Fund, rather than a specific special purpose acquisition company, exclusivity would have to be limited to such special purpose acquisition company, once identified. Later on April 28, 2026, at the request of Elroy Air, representatives of Barclays sent an updated draft of the letter of intent reflecting such feedback.

Also on April 28, 2026, representatives of Elroy Air, IPAM, Barclays, DLA Piper LLP (US), counsel to Elroy Air (“DLA Piper”), White & Case and Kirkland Ellis LLP, counsel to Barclays and the Placement Agents (“Kirkland & Ellis”), held an organizational call to coordinate the Pre-PIPE Financing and PIPE Financing process and establish the principal diligence and transaction workstreams. Participants discussed that the PIPE was intended to be structured as an issuance of preferred equity and warrants of the combined company to institutional investors and that the pre-PIPE round was intended to be a separate private capital raise by Elroy Air in advance of the PIPE to support near-term operational needs. Participants discussed the sequencing of the two capital raises, the target investor profile for each, and the importance of aligning PIPE timing with the anticipated filing and closing schedule for the Business Combination.

On April 29, 2026, Elroy Air and Inflection Point Fund executed the agreed letter of intent (the “LOI”).

Following execution of the LOI, representatives of IPAM, Elroy Air and their respective advisors commenced confirmatory due diligence while advancing the documentation of the Business Combination and related financing transactions.

On May 2, 2026, IPAM received initial access to Elroy Air’s data room.

On May 5, 2026, Elroy Air and Barclays entered into an engagement agreement with respect to the Pre-PIPE Financing.

On May 5, 2026, representatives of Elroy Air and Barclays held an update call with Mr. Shannon to discuss the status of the Pre-PIPE and PIPE financing process, anticipated investor outreach, proposed Pre-PIPE and PIPE terms, the timing of upcoming diligence activities, including a planned visit to Indiana to observe Elroy Air’s aircraft demonstration, and the status of IPAM’s discussions regarding the acquisition of an existing special purpose acquisition company through which to complete the transaction. Participants also discussed the timing of the pre-PIPE raise relative to the anticipated PIPE launch and transaction signing, and the importance of completing the raise on terms consistent with the contemplated PIPE structure.

On May 8, 2026, IPAM contacted Inflection Point about partnering with IPAM for the Business Combination.

On May 11, 2026, Messrs. Merrill, Clare and Rodrigo met with Messrs. Blitzer, Shannon and Chan and representatives of Cantor for dinner in Indiana in advance of Elroy Air’s planned flight demonstration. During the meeting, Mr. Rodrigo, Elroy Air’s Head of Federal Business Development, discussed Elroy Air’s relationships with various U.S. government agencies and the progress of its federal business development initiatives.

Also on May 11, 2026, IPAM and the Sponsor and the then-existing management of Inflection Point began negotiating IPAM’s acquisition of managerial control over Inflection Point. Between mid-May and early June 2026, representatives of IPAM, the Sponsor and the then-existing management of Inflection Point also advanced discussions regarding the acquisition of managerial control over Inflection Point. Because IPAM maintained a longstanding relationship with the then-existing management of Inflection Point and the original owners of the Sponsor, negotiations proceeded efficiently and allowed the parties to focus principally on advancing the Business Combination. The parties agreed that, following completion of the sponsor acquisition, Michael Blitzer would become Chairman of Inflection Point, Kevin Shannon would become Chief Executive Officer, Gary Quin would transition from Chief Executive Officer to President, the existing Chief Financial Officer and Board of Directors would remain in place, and Inflection Point would be renamed Inflection Point Acquisition Corp. VII in the weeks following the public announcement of the Business Combination.

On May 12, 2026, representatives of Elroy Air and Barclays held a transaction update call with representatives of IPAM to review the status of the Business Combination, the Pre-PIPE and PIPE financing process and the anticipated transaction timeline.

On May 12, 2026, Messrs. Blitzer, Shannon and Chan traveled to Camp Atterbury in Indiana, where Messrs. Merrill, Clare and Rodrigo hosted an on-site diligence visit. Representatives of IPAM observed a demonstration flight of Elroy Air’s autonomous cargo aircraft conducted for military customers and held discussions regarding the aircraft’s operational capabilities, defense applications and ongoing government programs. IPAM believed the visit further validated Elroy Air’s technology and reinforced the company’s positioning within both defense and commercial logistics markets.

On May 18, 2026, Messrs. Blitzer and Shannon met with representatives of Lockheed Martin Ventures, an existing investor in Elroy Air, together with representatives of Barclays, to discuss Lockheed Martin Ventures’ views of Elroy Air’s business.

Between May 18, 2026 and June 11, 2026, representatives of Inflection Point, led by Gary Quin discussed the engagement of a fairness opinion provider. On June 11, 2026, Inflection Point engaged Newbridge to provide a fairness opinion in connection with the proposed transaction.

On May 21, 2026, with Inflection Point identified as the special purpose acquisition company over which IPAM would obtain managerial control to pursue the Business Combination, and to facilitate direct diligence by and discussions with Inflection Point, Elroy Air and Inflection Point entered into a separate non-disclosure agreement.

On May 21, 2026, White & Case sent initial drafts of the form of Pre-Funded Convertible Note, the form of Pre-Funded Warrant, the form of Pre-Funded SPA, the form of Series A SPA, the form of Certificate of Designation and the form of New Elroy Air Series A Warrant relating to the Pre-PIPE Financing to DLA Piper LLP (US) and Kirkland & Ellis LLP, counsel to the placement agents for review. Between May 21, 2026 and June 16, 2026, White & Case and DLA Piper, upon their respective discussions with Inflection Point and Elroy Air, exchanged drafts of the form of Pre-Funded Convertible Note, the form of Pre-Funded Warrant, the form of Pre-Funded SPA, the form of Series A SPA, the form of Certificate of Designation and the form of New Elroy Air Series A Warrant to finalize their proposed terms before providing the documents to prospective investors for consideration. Kirkland & Ellis also participated in the drafting process on behalf of the Placement Agents. On or around June 16, 2026, the forms of the foregoing documents to be proposed to prospective investors with respect to the Pre-PIPE Financing were agreed among Inflection Point, Elroy Air and the Placement Agents. The key items negotiated were (i) certain representations and covenants from investors related to U.S. citizenship and foreign ownership limitations, (ii) adjustments to the conversion price of the Series A Preferred Stock and the exercise price of the New Elroy Air Series A Warrants based on the post-Closing trading price, (iii) issuance price-based anti-dilution adjustments to the conversion and exercise prices of all instruments and the terms and exclusions therefrom, (iv) interest on the Pre-Funded Convertible Notes, (v) the liquidation preference of the Series A Preferred Stock, (vi) the New Elroy Air call right over the Series A Preferred Stock, and (vii) the treatment of the Pre-Funded Warrants and the New Elroy Air Series A Warrants in a change-of-control transaction other than the Business Combination. On June 23, 2026, at the request of Kirkland & Ellis, the forms of Pre-Funded SPA and Pre-Funded Warrant were each prepared in two separate versions: a version applicable to institutional investors, whose participation in the offering was arranged and managed by Barclays, and a version applicable to retail investors, with respect to whom Barclays did not act as placement agent or otherwise participate in the offer or sale, and from which any and all placement agent provisions were accordingly deleted in their entirety.

Also on May 21, 2026, DLA Piper delivered the first draft of the Business Combination Agreement to White & Case. Between May 21, 2026 and June 26, 2026, upon their respective discussions with IPAM, Inflection Point and Elroy Air, White & Case and DLA Piper exchanged drafts of the Business Combination Agreement to finalize its terms. Items negotiated included, among other things, (i) various closing conditions, including, but not limited to, Inflection Point’s minimum cash condition and amendments to certain warrants of Elroy Air to provide for automatic cashless exercise, (ii) post-closing board composition, (iii) various covenants of Elroy Air and Inflection Point, encompassing the scope of their respective interim operating covenants, the thresholds and baskets governing Elroy Air’s permitted activities during the interim period, and the timing and standard applicable to Elroy Air’s post-closing compliance program obligations, (iv) the treatment of the Closing Indebtedness (as defined in the Business Combination Agreement), (v) the size of the earnout pool and the scope of Eligible Stockholders (as defined in the Business Combination Agreement) to be paid the aggregate earnout consideration, including whether holders of Pre-Funded Convertible Notes would participate in such earnout consideration, (vi) the scope of the representations and warranties of Elroy Air and Inflection Point and the exceptions and qualifications thereto, and (vii) exchange mechanics regarding the treatment of Elroy Air Preferred Stock.

On May 21 and May 22, 2026, representatives of Elroy Air, Barclays, DLA Piper, White & Case and IPAM held a series of calls regarding the financial information to be included in the investor presentation and shared with prospective PIPE investors. During these discussions, the parties considered the appropriate level of financial disclosure to provide during the marketing process while balancing investor diligence requirements with Elroy Air’s confidentiality concerns.

On May 27, 2026, Gary Quin, then-CEO, now President, of Inflection Point, and Messrs. Blitzer, Shannon and Chan traveled to Elroy Air’s headquarters in Byron, California, where Messrs. Clare, Merrill, Oswandy and Rodrigo provided a detailed management presentation followed by a tour of Elroy Air’s facilities. The parties reviewed the aircraft development program, manufacturing operations, certification strategy, customer pipeline and commercialization plans. Following the presentation and tour, Inflection Point agreed to partner with IPAM for a business combination with Elroy Air. That evening, representatives of IPAM, Inflection Point, Elroy Air, Cantor, and Barclays met for dinner in Palo Alto to continue discussions regarding the proposed Business Combination and transaction timeline.

Beginning on May 28, 2026, representatives of Elroy Air, Inflection Point, IPAM, Barclays, Cantor, CCM, White & Case, DLA Piper, and Kirkland & Ellis commenced regular transaction update calls to coordinate the ongoing negotiation of the Business Combination Agreement, PIPE documentation, investor outreach, diligence requests and overall transaction schedule. These update calls continued throughout the transaction process and increased in frequency as the parties approached execution of the definitive agreements.

On May 29, 2026, Mr. Shannon had a discussion with Dean Donovan, a member of Elroy Air’s Board of Directors and one of its largest shareholders, regarding the proposed size of the PIPE Financing and the advantages and disadvantages of increasing the amount of capital to be raised in connection with the Business Combination.

On June 4, 2026, representatives of Elroy Air, IPAM, Inflection Point and their respective advisors held a comprehensive transaction update call. The parties reviewed progress on the Business Combination Agreement, Pre-PIPE and PIPE documentation, diligence workstreams and anticipated investor outreach, and confirmed that negotiations were progressing in accordance with the target announcement timeline.

On June 8, 2026, representatives of Elroy Air, Barclays, IPAM and Inflection Point discussed increasing the maximum size of the Pre-PIPE Financing to $80 million in response to investor interest. Following the discussion, Elroy Air confirmed by email later that day that it was prepared to proceed on that basis, subject to final documentation.

On June 9, 2026, Mr. Shannon spoke with Mr. Donovan regarding the remaining commercial terms of the Pre-PIPE and PIPE financing, including the timing of the Pre-PIPE Financing and the funding mechanics applicable to the PIPE Financing.

On June 11, 2026, representatives of Elroy Air, Barclays, Cantor, CCM, DLA Piper, White & Case, Kirkland & Ellis, IPAM and Inflection Point held another weekly transaction update call to review the status of the Business Combination Agreement and documentation for the Pre-PIPE Financing and PIPE Financing. During the meeting, the parties noted that counsel had only recently exchanged revised drafts of the principal transaction documents and discussed an updated execution timeline to allow sufficient time for legal review.

Also on June 11, 2026, representatives of White & Case and Ellenoff Grossman & Schole LLP (“Ellenoff Grossman”), counsel to Inflection Point prior to the partnership with IPAM, held a coordination call regarding the transfer of responsibility for Inflection Point and the remaining workstreams necessary to partnership with IPAM and Business Combination.

Later on June 11, 2026, White & Case provided a revised draft of the form of New Elroy Air Series A Warrant addressing proposed changes reflected in the mark-up from DLA Piper.

On June 14, 2026, representatives of Elroy Air, IPAM, Inflection Point, Barclays, DLA Piper and White & Case held a call to finalize the remaining commercial terms of the PIPE financing, including the reset provisions applicable to the PIPE securities and the participation of the Pre-PIPE Financing investors in the earnout. During these discussions, the parties agreed to increase the aggregate earnout from 10 million shares to 11 million shares in order to permit investors participating in the Pre-PIPE Financing to participate in the earnout on a pro rata basis.

On the scheduled working group call on June 15, 2026, representatives of Elroy Air, Barclays, Cantor, CCM, DLA Piper and White & Case, together with Messrs. Blitzer, Shannon, Chan and Quin, held a comprehensive transaction update call to review the status of the Business Combination Agreement, Pre-PIPE and PIPE documentation, diligence requests and transaction timeline. During the meeting, the parties confirmed that negotiations remained on track for announcement before the end of June.

On June 18, 2026, representatives of Elroy Air, Inflection Point, IPAM and their respective legal and financial advisors held another weekly transaction update call. The parties noted that substantially all principal terms of the Business Combination Agreement and Pre-PIPE and PIPE documentation had been resolved, that the remaining legal diligence requests represented the principal outstanding workstream, and that the Inflection Point Board meeting to consider approval of the Business Combination had been scheduled for the following week.

Beginning on June 22, 2026, the parties transitioned from weekly coordination calls to daily transaction update calls as they worked toward execution of the definitive agreements and public announcement of the transaction.

On June 22, 2026, the Inflection Point Board, consisting of Gary Quin, Garrett Curran, Alberto Alsina Gonzalez, Matthew Murphy and Marc Spiegel met with Joseph W. Pooler Jr., as well as representatives of White & Case and Newbridge to discuss the proposed Business Combination, the Business Combination Agreement, the ancillary agreements, the Pre-PIPE Financing, the PIPE Financing and the related documents. Presentation materials and proposed drafts of the definitive agreements were made available to the members of the Inflection Point Board in advance of the meeting. Ogier provided an overview of the fiduciary duties applicable to the Inflection Point Board. Mr. Quin then provided an overview of management’s and IPAM’s assessment of Elroy Air, the key terms of the business combination, and the due diligence that had been conducted in conjunction with the transaction. The Inflection Point Board asked questions of Mr. Quin, which he answered. Thereafter, Newbridge provided a detailed overview of the process it took to evaluate the transaction, and the valuation ascribed to Elroy Air. The Inflection Point Board asked questions of the representative of Newbridge, to which such representative responded. Thereafter, Newbridge rendered an oral opinion (which was subsequently confirmed in writing) to the effect that, as of that date and subject to the procedures followed, assumptions made, qualifications and limitations on the review undertaken and other matters considered by Newbridge as set forth in its written opinion, (i) the Aggregate Base Consideration to be paid by Inflection Point in the Business Combination was fair, from a financial point of view, to the Inflection Point Unaffiliated Shareholders, and (ii) Elroy Air had an aggregate fair market value of at least eighty percent (80.0%) of the value of the assets held in the Trust Account for the benefit of the Public Shareholders (excluding any deferred underwriters fees and taxes payable on the income earned on the Trust Account) at the time of the Business Combination Agreement. The Inflection Point Board continued its discussion after the representative of Newbridge left the meeting. It was proposed that the Inflection Point Board provide any necessary approvals by written resolutions in the coming days as definitive agreements were finalized.

On June 22, 2026, representatives of White & Case, DLA Piper, Kirkland & Ellis, Barclays, CCM, Cantor, IPAM and Inflection Point held a call to finalize the remaining commercial terms contained in the engagement letters relating to the PIPE financing. Later that day, representatives of Elroy Air, Barclays and Inflection Point met to coordinate the public relations strategy for announcement day, including the anticipated investor conference call and related media outreach.

On June 22, 2026, Cantor entered into a letter agreement with Inflection Point to act as joint financial advisor.

On June 23, 2026, the Placement Agents and Inflection Point entered into a letter agreement relating to the Placement Agents’ engagement relating to the PIPE Financing.

On June 23, 2026, representatives of Elroy Air, Inflection Point, IPAM, Barclays, Cantor, CCM, White & Case, Kirkland & Ellis, DLA Piper, counsel to Elroy Air, and Collected Strategies, Elroy’s investor relations and public relations advisor, held the first of a series of daily update calls. During the meeting, the parties confirmed that the Pre-PIPE and PIPE documentation was substantially complete and ready for final distribution to investors and identified the remaining legal diligence requests as the principal workstream required to achieve the targeted announcement date of June 26, 2026.

On June 24, 2026, the parties held another daily update call. Representatives of Elroy Air, IPAM and Inflection Point reviewed the outstanding diligence requests and confirmed that substantial progress had been made toward completing the remaining legal diligence items. The parties reiterated their expectation of announcing the transaction prior to market open on June 26, 2026.

On June 24, 2026, after receipt of the requisite approvals under Inflection Point’s related party transaction policy, CCM entered into a letter agreement with Inflection Point to act as joint financial advisor.

Between June 23, 2026 and June 26, 2026, Elroy Air and certain holders of the Warrants to Purchase Series AAA Preferred Stock, dated April 24, 2024, negotiated and entered into the Amendment No. 1 to Warrant to Purchase Series AAA Preferred Stock providing for automatic exercise in connection with the Business Combination. Prior to its distribution to the warrant holders, White & Case was given the opportunity to review and comment on the draft of such amendment.

On June 25, 2026, representatives of Elroy Air, IPAM, Inflection Point and their respective advisors held a series of bring-down diligence sessions and final Business Combination Agreement update calls in preparation for execution of the definitive agreements. During these discussions, the parties finalized several remaining commercial provisions, including clarifying that employee equity awards granted between announcement and closing would be included within the agreed pre-money valuation, and confirmed the final revenue thresholds applicable to the earnout. White & Case provided an updated written summary to the Inflection Point Board of its legal due diligence findings with respect to Elroy Air.

On June 26, 2026, by unanimous written resolutions in lieu of a meeting, the Inflection Point Board, unanimously resolved that (i) the execution, delivery and performance of the Business Combination Agreement, the Ancillary Documents and other documents related to the Business Combination by Inflection Point (and the transactions contemplated by them) were advisable, for Inflection Point’s benefit and were conducive to the attainment of Inflection Point’s strategic objectives, in the best interests of Inflection Point’s business and would be most likely to promote the success of Inflection Point for the benefit of its shareholders as a whole, (ii) Inflection Point’s entry into the Business Combination Agreement and the applicable ancillary documents, and the consummation of all transactions contemplated by the Business Combination Agreement as a Business Combination (as defined in the Cayman Constitutional Documents) be approved, (iii) the Company adopt and approve the Business Combination Agreement (and all transactions as contemplated therein), and (iv) the Company and the Inflection Point Board recommend to the Inflection Point Shareholders that they approve each of the matters requiring shareholder approval. In approving the

Business Combination, the Inflection Point Board also determined that the aggregate fair market value of the proposed Business Combination was at least 80% of the assets held in the Trust Account (less any deferred underwriting commissions and taxes payable on interest earned on the Trust Account).

Later on June 26, 2026, the parties executed the Business Combination Agreement and the related transaction documents. Thereafter, Inflection Point and Elroy Air issued a joint press release announcing the Business Combination prior to market open. Concurrently with the announcement, the parties announced a $66.6 million Pre-PIPE Financing, consisting of a private offering to retail investors by Elroy Air of $1.0 million and the Pre-PIPE Financing to institutional investors of $65.6 million, all of which funded at announcement, and a $100 million PIPE Financing structured to fund upon consummation of the Business Combination. The parties also announced Inflection Point’s intention to rename the company Inflection Point Acquisition Corp. VII in the weeks following the announcement of the Business Combination.

Between June 27, 2026 and July 10, 2026, DLA Piper, upon its discussions with Elroy Air, negotiated and entered into the Amendment to Warrants to Purchase Common Stock with SFTrust Holdings, LLC, in satisfaction of certain closing conditions set forth in the Business Combination Agreement.

Between July 31, 2026 and September 15, 2026, Elroy Air entered into the Post-Signing Pre-Funded SPAs with the Post-Signing Pre-Funded PIPE Investors, pursuant to which Elroy Air issued and sold Pre-Funded Convertible Notes with an aggregate face value of approximately $9.9 million and Pre-Funded Warrants to purchase 825,979 shares of Elroy Air Common Stock at a purchase price of $12.00 per share for an aggregate purchase price of approximately $8.4 million in the Post-Signing Pre-Funded Note Investment.